ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 28, 2011

All references to Nick Griffiths are removed.

THIS SUPPLEMENT IS DATED July 6, 2011.

Please keep this supplement for future reference.

ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

Supplement to the Aberdeen Funds Statement of Additional Information dated February 28, 2011.

All references to Nick Griffiths are removed.

THIS SUPPLEMENT IS DATED July 6, 2011.

Please keep this supplement for future reference.